Consolidated statement of financial position - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
NON-CURRENT ASSETS
Intangible assets, net	$ 2,374	$ 1,265
Property, plant and equipment, net	3,041	2,880
Investments in joint ventures	2,867	2,966
Investments in associates	169	241
Contract costs, net	4	0
Deferred tax assets	202	180
Derivative financial instruments	0	0
Other non-current assets	126	113
TOTAL NON-CURRENT ASSETS	8,784	7,646
CURRENT ASSETS
Inventories, net	39	45
Trade receivables, net	343	386
Contract assets, net	37	0
Amounts due from non-controlling interests, associates and joint ventures	34	37
Prepayments and accrued income	129	145
Current income tax assets	108	99
Supplier advances for capital expenditure	25	18
Other current assets	127	90
Restricted cash	158	145
Cash and cash equivalents	528	619	[1]
TOTAL CURRENT ASSETS	1,529	1,585
Assets held for sale	3	233
TOTAL ASSETS	10,316	9,464
EQUITY
Share capital and premium	635	637	[2]
Treasury shares	(81)	(106)	[2]
Other reserves	(538)	(472)	[2]
Retained profits	2,535	2,950	[2]
Profit (loss) for the year attributable to equity holders	(10)	86	[2]
Equity attributable to owners of the Company	2,542	3,096	[2]
Non-controlling interests	249	185	[2]
TOTAL EQUITY	2,790	3,281	[2]
Non-current liabilities [abstract]
Debt and financing	4,123	3,600	[2]
Amounts due to non-controlling interests, associates and joint ventures	135	124	[2]
Provisions and other non-current liabilities	351	335	[2]
Deferred tax liabilities	233	56	[2]
TOTAL NON-CURRENT LIABILITIES	4,841	4,116	[2]
Current liabilities [abstract]
Debt and financing	458	185	[2]
Put option liability	239	0	[2]
Payables and accruals for capital expenditures	335	304	[2]
Other current liabilities	282	288	[2]
Amounts due to non-controlling interests, associates and joint ventures	348	296	[2]
Accrued interest and other expenses	383	353	[2]
Current income tax liabilities	58	81	[2]
Contract liabilities	87	0	[2]
Derivative financial instruments	0	56	[2]
Provisions and other current liabilities	494	425	[2]
TOTAL CURRENT LIABILITIES	2,684	1,989	[2]
Liabilities directly associated with assets held for sale	0	79	[2]
TOTAL LIABILITIES	7,526	6,183	[2]
TOTAL EQUITY AND LIABILITIES	$ 10,316	$ 9,464	[2]

[1]	Re-presented for discontinued operations (shown in note A.4. and E.3.2.). Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.
[2]	Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.